SCHEDULE OF ACCOUNTS NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 4,978	$ 3,619	$ 4,775	$ 5,635
Within 30 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	3,134	2,974	3,923	3,094
Between 31 and 60 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	1,484	575	758	1,683
Between 61 and 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	53	29	38	270
More Than Ninty Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net		$ 41	56	$ 588
More Than Ninety Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 307		$ 56